Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[1]	€ 36,171
Ending balance		36,168	€ 36,171	[1]
Capitalized costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		48,995	48,726
Additions		214	169
Divestiture		(16)
Transfer			100
Ending balance		49,193	48,995
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			(12,527)
Amortisation charge		(217)	(197)
Divestiture		16
Transfer			(100)
Impairment (non-recurring loss)		(13,025)	(12,824)
Ending balance		(13,025)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		883
Ending balance		883	883
Goodwill [member] | Capitalized costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		883	883
Ending balance		883	883
In-process research and development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		33,678
Ending balance		33,678	33,678
In-process research and development [member] | Capitalized costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		33,678	33,678
Ending balance		33,678	33,678
Development cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		540
Ending balance		474	540
Development cost [member] | Capitalized costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,084	1,084
Ending balance		1,084	1,084
Development cost [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			(477)
Amortisation charge		(67)	(66)
Impairment (non-recurring loss)		(610)	(543)
Ending balance		(610)
Patents, licences, trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,019
Ending balance		1,099	1,019
Patents, licences, trademarks [member] | Capitalized costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		13,071	12,903
Additions		214	168
Ending balance		13,285	13,071
Patents, licences, trademarks [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			(11,938)
Amortisation charge		(134)	(114)
Impairment (non-recurring loss)		(12,186)	(12,052)
Ending balance		(12,186)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		51
Ending balance		34	51
Software [member] | Capitalized costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		279	179
Additions			1
Divestiture		(16)
Transfer			100
Ending balance		263	279
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			(112)
Amortisation charge		(16)	(16)
Divestiture		16
Transfer			(100)
Impairment (non-recurring loss)		(229)	€ (229)
Ending balance		€ (229)

[1]	For information on voluntary change in accounting policy, see note 5.2.16.